Significant events and transaction related to the three-month period ended June 30, 2024	6 Months Ended
Jun. 30, 2024
Significant Events And Transaction Related To Three-month Period Ended June 30 2024
Significant events and transaction related to the three-month period ended June 30, 2024

3. Significant events and transaction related to the three-month period ended June 30, 2024

•	Shareholders remuneration - In July 2024 (subsequent event), the Board of Directors approved remuneration to its shareholders in the amount of US$1,608, which is expected to be paid in September 2024. Further details are presented in note 28(d) of these interim financial statements.

•	Divestment of PT Vale Indonesia Tbk (“PTVI”) – In June 2024, the Company, together with Sumitomo Metal Mining Co. Ltd. and PT Mineral Industri Indonesia (“MIND ID”), completed the divestment transaction of PTVI. As a result, Vale received US$155 and lost control over PTVI, which resulted in a gain of US$1,059 recorded in the income statement for the period ended June 30, 2024. Further details are presented in note 15(a) of these interim financial statements.

•	Notes offering and bond tender offers - In June 2024, Vale issued bonds of US$1 billion, maturing in 2054 with a coupon of 6.45% per year. In July 2024 (subsequent event), this amount was substantially used to redeem bonds maturing in 2026, 2036 and 2039. Further details are presented in note 9(c) of these interim financial statements.

•	Strategic partnership in the Metals for Energy Transition business - In April 2024, the Company completed the transaction with Manara Minerals to sell a 10% stake in Vale Base Metals Limited, which is the holding of the Metals for Energy Transition business, for the amount of US$2,455. As a result, Vale recognized a gain of US$895 in equity as “Transactions with noncontrolling interests”. Further details are presented in note 15(b) of these interim financial statements.